Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity securities
Amortized cost	$ 2,450	$ 2,450
Estimated fair value	2,450	2,450
Carrying value	2,450	2,450
Available-for-sale securities
Amortized cost	5,082,095	5,041,847
Gross unrealized gains	143,760	79,241
Gross unrealized Losses	(11,940)	(34,631)
Estimated fair value	5,213,915	5,086,457
Carrying value	5,213,915	5,086,457
Other securities
Held-to-maturity securities
Amortized cost	2,450	2,450
Estimated fair value	2,450	2,450
Carrying value	2,450	2,450
U.S. Treasury securities
Available-for-sale securities
Amortized cost		1,327
Estimated fair value		1,327
Carrying value		1,327
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	4,851,747	4,876,573
Gross unrealized gains	128,196	77,741
Gross unrealized Losses	(10,680)	(29,846)
Estimated fair value	4,969,263	4,924,468
Carrying value	4,969,263	4,924,468
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Carrying value	3,008,935	2,326,378
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Carrying value	1,920,723	2,552,062
Mortgage-backed securities by non-government entities
Available-for-sale securities
Carrying value	39,605	46,028
Obligations of states and political subdivisions
Available-for-sale securities
Amortized cost	211,523	150,122
Gross unrealized gains	14,449	636
Gross unrealized Losses	(1,211)	(4,761)
Estimated fair value	224,761	145,997
Carrying value	224,761	145,997
Equity Securities
Available-for-sale securities
Amortized cost	18,825	13,825
Gross unrealized gains	1,115	864
Gross unrealized Losses	(49)	(24)
Estimated fair value	19,891	14,665
Carrying value	$ 19,891	$ 14,665